UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	05/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2016 (Unaudited)

Common Stocks - 99.7%	Shares		Value ($)
Automobiles & Components - 2.0%
Delphi Automotive	296,038		20,118,742
Tesla Motors	69,115	[a,b]	15,428,541
			35,547,283
Capital Goods - 7.2%
Danaher	325,615		32,027,491
Honeywell International	400,989		45,644,578
Raytheon	221,512		28,723,461
United Technologies	215,475		21,672,476
			128,068,006
Consumer Durables & Apparel - 1.2%
Hanesbrands	777,602		21,049,686
Consumer Services - 2.2%
McDonald's	317,415		38,743,675
Diversified Financials - 5.5%
BlackRock	73,134		26,609,806
Federated Investors, Cl. B	590,811		19,095,012
Intercontinental Exchange	110,660		30,002,139
Synchrony Financial	707,787	[b]	22,082,954
			97,789,911
Energy - 1.8%
Pioneer Natural Resources	81,433		13,055,339
Schlumberger	242,420		18,496,646
			31,551,985
Food, Beverage & Tobacco - 7.9%
Coca-Cola	1,070,610		47,749,206
ConAgra Foods	727,875		33,263,887
Molson Coors Brewing, Cl. B	290,766		28,838,172
Mondelez International, Cl. A	673,163		29,949,022
			139,800,287
Health Care Equipment & Services - 8.5%
Boston Scientific	1,349,419	[b]	30,645,305
Cardinal Health	250,863		19,805,634
Centene	345,234	[b]	21,525,340
DENTSPLY SIRONA	332,689		20,679,948
Medtronic	316,434		25,466,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.5% (continued)
UnitedHealth Group	243,421		32,538,085
			150,660,920
Household & Personal Products - 1.6%
Estee Lauder, Cl. A	313,319		28,756,418
Insurance - 1.2%
Progressive	643,402		21,425,287
Materials - 3.5%
Dow Chemical	446,578		22,936,246
Sherwin-Williams	75,467		21,967,689
Vulcan Materials	151,640		17,703,970
			62,607,905
Media - 5.5%
CBS, Cl. B	446,289		24,635,153
Charter Communications, Cl. A	93,457	[b]	20,461,476
Comcast, Cl. A	429,589		27,192,984
Interpublic Group of Companies	1,024,833		24,493,509
			96,783,122
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
AbbVie	630,075		39,650,620
BioMarin Pharmaceutical	210,984	[b]	18,914,716
Bristol-Myers Squibb	454,212		32,567,000
Eli Lilly & Co.	324,916		24,378,447
Vertex Pharmaceuticals	251,879	[b]	23,462,529
			138,973,312
Retailing - 12.5%
Amazon.com	108,942	[b]	78,742,188
Home Depot	358,487		47,363,302
Priceline Group	22,175	[b]	28,036,518
The TJX Companies	334,297		25,446,688
Tiffany & Co.	265,950	[a]	16,478,262
Ulta Salon Cosmetics & Fragrance	108,951	[b]	25,386,673
			221,453,631
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom	186,999		28,865,166
Skyworks Solutions	195,988		13,084,159
Texas Instruments	578,627		35,064,796
			77,014,121
Software & Services - 23.3%
Alphabet, Cl. A	68,785	[b]	51,509,647
Alphabet, Cl. C	72,062	[b]	53,017,455

Common Stocks - 99.7% (continued)	Shares		Value ($)
Software & Services - 23.3% (continued)
Citrix Systems	299,997	[b]	25,475,745
Cognizant Technology Solutions, Cl. A	328,080	[b]	20,157,235
Facebook, Cl. A	623,537	[b]	74,082,431
Intuit	233,982		24,956,520
Oracle	1,002,414		40,297,043
salesforce.com	398,039	[b]	33,319,845
Splunk	300,949	[a,b]	17,289,520
Visa, Cl. A	701,516		55,377,673
Workday, Cl. A	231,773	[b]	17,577,664
			413,060,778
Technology Hardware & Equipment - 1.4%
Cisco Systems	874,569		25,406,229
Transportation - 2.3%
Union Pacific	472,918		39,814,966
Total Common Stocks (cost $1,407,730,109)			1,768,507,522
Other Investment - .3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $5,494,728)	5,494,728	[c]	5,494,728
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $15,583,338)	15,583,338	[c]	15,583,338
Total Investments (cost $1,428,808,175)	100.9%		1,789,585,588
Liabilities, Less Cash and Receivables	(.9%)		(16,323,993)
Net Assets	100.0%		1,773,261,595

[a] Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $43,306,673 and the value of the collateral held by the fund was $43,969,932, consisting of cash collateral of $15,583,338 and U.S. Government & Agency securities valued at $28,386,594.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	23.3
Retailing	12.5
Health Care Equipment & Services	8.5
Food, Beverage & Tobacco	7.9
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Capital Goods	7.2
Diversified Financials	5.5
Media	5.5
Semiconductors & Semiconductor Equipment	4.3
Materials	3.5
Transportation	2.3
Consumer Services	2.2
Automobiles & Components	2.0
Energy	1.8
Household & Personal Products	1.6
Technology Hardware & Equipment	1.4
Consumer Durables & Apparel	1.2
Insurance	1.2
Money Market Investments	1.2
100.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,739,642,356	-	-	1,739,642,356
Equity Securities—
Foreign Common
Stocks†	28,865,166	-	-	28,865,166
Mutual Funds	21,078,066	-	-	21,078,066

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2016, accumulated net unrealized appreciation on investments was $360,777,413, consisting of $384,281,189 gross unrealized appreciation and $23,503,776 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)